Operating Lease Liabilities (Details) - Schedule of operating lease liabilities - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Operating Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Total operating lease liabilities		$ 2,234,355	$ 3,316,135
Villas [Member]
Operating Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Operating lease liabilities	[1]	1,951,867	1,710,553
Hotel [Member]
Operating Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Operating lease liabilities	[2]		1,383,040
Base Station Tower [Member]
Operating Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Operating lease liabilities	[3]	$ 282,488	$ 222,542

[1]	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.1239% and will be matured on December 31, 2037. The installments were paid every five years. As of June 30, 2021, the Company has paid $696,584 for the first installment to the lessee.
[2]	The lease agreement of Hotel was entered on December 19, 2018, bears interest at about 3.2265% and will mature on September 30, 2028. The installments were paid every year. As of June 30, 2021, the Company has paid $146,283 for the first-year installment and $619,185 for the lease transfer income to the original lessee.
[3]	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.1365% and will be matured on November 24, 2029. The installments were paid every year. As of June 30, 2021, the Company has paid $ 61,919 to the lessee.